Retained Earnings and Dividends Paid - Summary of Changes in Reserve of Remeasurement (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Beginning balance	₩ (95,694)	₩ 29,229
Changes	(47,266)	(421,327)
Income tax effect	17,367	139,566	₩ 133,134
Transfer to reserve for business expansion	133,620	156,838
Ending balance	₩ 8,027	₩ (95,694)	₩ 29,229